UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     April 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    $260,212 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      806    34864 SH       SOLE                        0        0    34864
ISHARES GOLD TRUST             ISHARES          464285105      361    23615 SH       SOLE                        0        0    23615
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      454    14308 SH       SOLE                        0        0    14308
ISHARES TR                     BARCLYS TIPS BD  464287176     3110    25483 SH       SOLE                        0        0    25483
ISHARES TR                     CORE S&P500 ETF  464287200    23165   147630 SH       SOLE                        0        0   147630
ISHARES TR                     CORE TOTUSBD ETF 464287226     5745    51747 SH       SOLE                        0        0    51747
ISHARES TR                     S&P NA NAT RES   464287374      969    24561 SH       SOLE                        0        0    24561
ISHARES TR                     S&P 500 VALUE    464287408    22960   311401 SH       SOLE                        0        0   311401
ISHARES TR                     MSCI EAFE INDEX  464287465    16268   275774 SH       SOLE                        0        0   275774
ISHARES TR                     RUSSELL MIDCAP   464287499     2591    20576 SH       SOLE                        0        0    20576
ISHARES TR                     CORE S&P MCP ETF 464287507    26681   235927 SH       SOLE                        0        0   235927
ISHARES TR                     RUSSELL1000VAL   464287598     1477    18237 SH       SOLE                        0        0    18237
ISHARES TR                     RUSSELL 1000     464287622     2144    24673 SH       SOLE                        0        0    24673
ISHARES TR                     RUSL 2000 VALU   464287630      907    10976 SH       SOLE                        0        0    10976
ISHARES TR                     S&P SMLCP VALU   464287879    11084   124861 SH       SOLE                        0        0   124861
ISHARES TR                     S&P SH NTL AMTFR 464288158     1376    12948 SH       SOLE                        0        0    12948
ISHARES TR                     MSCI ACWI INDX   464288257      512    12079 SH       SOLE                        0        0    12079
JPMORGAN CHASE & CO            COM              46625H100      813    16726 SH       SOLE                        0        0    16726
LINCOLN NATL CORP IND          COM              534187109     2320    74335 SH       SOLE                        0        0    74335
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541     1655    33581 SH       SOLE                        0        0    33581
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      612    13814 SH       SOLE                        0        0    13814
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889     1025    39332 SH       SOLE                        0        0    39332
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2005    12836 SH       SOLE                        0        0    12836
SPDR SERIES TRUST              INTR TRM CORP BD 78464A375     1225    35177 SH       SOLE                        0        0    35177
SPDR SERIES TRUST              BRC HGH YLD BD   78464A417     3574    87324 SH       SOLE                        0        0    87324
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      753    30920 SH       SOLE                        0        0    30920
SPDR SERIES TRUST              BARC SHT TR CP   78464A474     2567    83439 SH       SOLE                        0        0    83439
SPDR SERIES TRUST              DJ REIT ETF      78464A607    11050   137585 SH       SOLE                        0        0   137585
SPDR SERIES TRUST              BARCLYS TIPS ETF 78464A656     4657    76419 SH       SOLE                        0        0    76419
TOWER FINANCIAL CORP           COM              891769101      341    24369 SH       SOLE                        0        0    24369
US BANCORP DEL                 COM NEW          902973304     1007    29889 SH       SOLE                        0        0    29889
VANGUARD ADMIRAL FDS INC       500 VAL IDX FD   921932703     2247    31896 SH       SOLE                        0        0    31896
VANGUARD ADMIRAL FDS INC       SMLCP 600 VAL    921932778     1106    14578 SH       SOLE                        0        0    14578
VANGUARD ADMIRAL FDS INC       MIDCP 400 IDX    921932885     2405    31697 SH       SOLE                        0        0    31697
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     6793    77084 SH       SOLE                        0        0    77084
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     6619    81725 SH       SOLE                        0        0    81725
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    21739   259096 SH       SOLE                        0        0   259096
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413     2170    30347 SH       SOLE                        0        0    30347
VANGUARD INDEX FDS             REIT ETF         922908553     8625   118430 SH       SOLE                        0        0   118430
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3999    49356 SH       SOLE                        0        0    49356
VANGUARD INDEX FDS             MID CAP ETF      922908629     5728    62428 SH       SOLE                        0        0    62428
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1967    27492 SH       SOLE                        0        0    27492
VANGUARD INDEX FDS             VALUE ETF        922908744     3282    50173 SH       SOLE                        0        0    50173
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1697    21089 SH       SOLE                        0        0    21089
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    13023   282985 SH       SOLE                        0        0   282985
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858     1999    47521 SH       SOLE                        0        0    47521
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874      727    14850 SH       SOLE                        0        0    14850
VANGUARD MALVERN FDS           STRM INFPROIDX   922020805     2772    55146 SH       SOLE                        0        0    55146
VANGUARD SCOTTSDALE FDS        SHRT TRM CORP BD 92206C409     1946    24187 SH       SOLE                        0        0    24187
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870     2291    26094 SH       SOLE                        0        0    26094
VANGUARD STAR FD               VG TL INTL STK F 921909768     6735   141722 SH       SOLE                        0        0   141722
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     1594    43684 SH       SOLE                        0        0    43684
VANGUARD WORLD FD              MEGA VALUE 300   921910840     3523    74356 SH       SOLE                        0        0    74356
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2539    47507 SH       SOLE                        0        0    47507
WILLIAMS COS INC DEL           COM              969457100      472    12698 SH       SOLE                        0        0    12698